Related party transactions (Details Narrative) $ in Millions		12 Months Ended
	Oct. 09, 2019 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 04, 2019 CNY (¥)	Jun. 30, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Statement [Line Items]
Interest Expenses		¥ 856,000	¥ 19,125,000	¥ 21,701,000
Loans Payable		0	161,439,000
Loans Receivables			¥ 248,350,000
Loan Extension Agreement [Member]
Statement [Line Items]
Borrowed Amount												¥ 10,000,000.0
Borrowings Interest Rate, Percentage												15.00%
Penalty Interest Rate												9.00%
Loan Extension Agreement September 2019 [Member]
Statement [Line Items]
Borrowings Interest Rate, Percentage			15.00%
Penalty Interest Rate			9.00%
Chief Executive Officer [Member] | In 2018 [Member]
Statement [Line Items]
Interest Payable To Related Parties		1,600,000	¥ 1,700,000
Borrowed Amount		1,800,000					¥ 17,300,000	¥ 20,000,000.0
Ownership Interest, Percentage								80.80%
Borrowings Interest Rate, Percentage								12.00%
Repayments Of Loan Payable		500,000		130,000	¥ 10,000,000		14,700,000	¥ 500,000
Interest Expenses		107,000,000		118,000,000	¥ 700
Offset Against Loan Payable							9,900,000
Loans Payable		0	90				3,100,000
Chief Executive Officer [Member] | Hubei Shanyin Wealth Management Co., Ltd [Member]
Statement [Line Items]
Loans Payable To Related Parties | $										$ 50.0
Ownership Interest, Percentage								69.50%
Borrowings Interest Rate, Percentage								9.00%
Interest Expenses		1,400,000	4,700,000	4,700,000
Loans Payable								¥ 60,000,000.0
Interest Payable		0	24,400,000
Wang Hailin [Member]
Statement [Line Items]
Interest Payable To Related Parties		0	11,400,000
Borrowed Amount												¥ 10,000,000.0
Borrowings Interest Rate, Percentage												10.00%
Variable Interest Entity												7.70%
Hubei Baoli Ecological Conservation [Member]
Statement [Line Items]
Variable Interest Entity													4.30%
Loans Receivables													¥ 8,000,000.0
Interest Income Rate													36.00%
Kang Chen [Member]
Statement [Line Items]
Variable Interest Entity													4.30%
Loans Receivables													¥ 3,000,000.0
Interest Income Rate													36.00%
Chutian And Mr Wei [Member]
Statement [Line Items]
Loans Payable To Related Parties		0	10,000,000.0
Interest Expense	¥ 787,500	0	2,000,000.0
Repay Borrowings Principal Amount	¥ 10,000,000.0
Interest Payable		0	9,200,000
Li Ling [Member]
Statement [Line Items]
Borrowed Amount							¥ 10,000,000.0				¥ 10,000,000.0
Borrowings Interest Rate, Percentage							12.00%				1.125%
Repayments Of Loan Payable							¥ 3,000,000.0
Interest Expenses							¥ 29,000
Variable Interest Entity							2.50%
Deposited In Bank Accounts							¥ 12,000,000.0
Loan Payable							10,000,000.0				¥ 10,000,000.0
Hubei New Nature Investment Co [Member]
Statement [Line Items]
Offset Against Loan Payable						¥ 1,700,000	22,600,000
Loans Payable		¥ 0	10,500,000					¥ 1,300,000
Variable Interest Entity								80.80%
Payable To Related Party			1,900,000	500,000
Operating Expenses						¥ 2,800,000	¥ 700,000
Guarantee Expenses				700,000
Paid Reverse Merger Expenses On Behalf								¥ 10,900,000	¥ 11,300,000
Debt Transferred			¥ 700,000
Debt Repaymnet Amount				¥ 484,000
Hubei Daily Media Group [Member] | Lease commitment [Member]
Statement [Line Items]
Variable Interest Entity		20.00%	4.30%	20.00%						20.00%
Consulting Expenses		¥ 0	¥ 500,000	¥ 500,000
Consulting Expenses Payable		¥ 0		¥ 2,500,000